Collection Period Ended
31-Dec-2013
Principal
Note
Payment
Factor
32,337,141.81
0.146898
0.00
1.000000
0.00
1.000000
0.00
1.000000
32,337,141.81
Interest & Principal
Payment
32,350,581.45
127,333.33
179,075.00
108,291.67
$32,765,281.45
Mercedes-Benz Auto Receivables Trust 2013-1
Investor Report
Amounts in USD
Dates
Collection Period No.
6
Collection Period (from... to)
1-Dec-2013
31-Dec-2013
Determination Date
13-Jan-2014
Record Date
14-Jan-2014
Distribution Date
15-Jan-2014
Interest Period of the Class A-1 Notes (from... to)
16-Dec-2013
15-Jan-2014          Actual/360 Days
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Dec-2013
15-Jan-2014
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
278,900,000.00
73,307,103.90
40,969,962.09
115.945292
Class A-2 Notes
305,600,000.00
305,600,000.00
305,600,000.00
0.000000
Class A-3 Notes
275,500,000.00
275,500,000.00
275,500,000.00
0.000000
Class A-4 Notes
115,000,000.00
115,000,000.00
115,000,000.00
0.000000
Total Note Balance
975,000,000.00
769,407,103.90
737,069,962.09
Overcollateralization
24,950,218.09
24,998,755.45
24,998,755.45
Adjusted Pool Balance
999,950,218.09
794,405,859.35
762,068,717.54
Yield Supplement Overcollateralization Amount
38,846,335.94
30,614,748.38
29,349,992.12
Pool Balance
1,038,796,554.03
825,020,607.73
791,418,709.66
Amount
Percentage
Initial Overcollateralization Amount
24,950,218.09
2.50%
Target Overcollateralization Amount
24,998,755.45
2.50%
Current Overcollateralization Amount
24,998,755.45
2.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.220000%
13,439.64
0.048188
115.993480
Class A-2 Notes
0.500000%
127,333.33
0.416667
0.416667
Class A-3 Notes
0.780000%
179,075.00
0.650000
0.650000
Class A-4 Notes
1.130000%
108,291.67
0.941667
0.941667
Total
$428,139.64
Available Funds
Distributions
Principal Collections
33,095,388.45
(1) Total Servicing Fee
687,517.17
Interest Collections
1,977,001.40
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
3,702.40
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
139,836.01
(3) Interest Distributable Amount Class A Notes
428,139.64
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
1,106.78
(6) Regular Principal Distributable Amount
32,337,141.81
Available Collections
35,217,035.04
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
35,217,035.04
(9) Excess Collections to Certificateholders
1,764,236.42
Total Distribution
35,217,035.04
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
687,517.17
687,517.17
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
428,139.64
428,139.64
0.00
thereof on Class A-1 Notes
13,439.64
13,439.64
0.00
thereof on Class A-2 Notes
127,333.33
127,333.33
0.00
thereof on Class A-3 Notes
179,075.00
179,075.00
0.00
thereof on Class A-4 Notes
108,291.67
108,291.67
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
32,337,141.81
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
428,139.64
428,139.64
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
32,337,141.81
Reserve Fund
Reserve Fund Required Amount
2,499,875.55
Reserve Fund Amount - Beginning Balance
2,499,875.55
Aggregate Principal Distributable Amount
32,337,141.81
32,337,141.81
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
84.94
minus Net Investment Earnings
84.94
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
2,499,875.55
Reserve Fund Deficiency
0.00
37,777
Investment Earnings
Net Investment Earnings on the Reserve Fund
84.94
Net Investment Earnings on the Collection Account
1,021.84
Investment Earnings for the Collection Period
1,106.78
33,957
Principal Collections
21,648,425.26
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,038,796,554.03
Principal Collections attributable to Full Pay-offs
11,446,963.19
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
825,020,607.73
506,509.62
Pool Balance end of Collection Period
791,418,709.66
33,272
Pool Factor
76.19%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.85%
2.82%
Weighted Average Number of Remaining Payments
50.26
44.93
Percentage
Current
787,715,683.90
33,168
99.53%
Weighted Average Seasoning (months)
12.41
18.15
Delinquency Profile *
Amount
31-60 Days Delinquent
2,819,418.47
79
0.36%
61-90 Days Delinquent
551,865.74
16
0.07%
3,967.42
91-120 Days Delinquent
331,741.55
9
0.04%
Total
791,418,709.66
33,272
100.00%
Principal Net Losses
364,123.87
Cumulative Principal Net Losses
976,720.28
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
506,509.62
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.094%
Principal Recoveries
138,418.33